Segmented Information - Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	$ 4,752,254	$ 1,541,870
Gross Revenue	281,097	55,196
Gross profit (loss)	159,815	43,519
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	4,442,849	1,509,645
Gross Revenue	265,840	48,152
Gross profit (loss)	152,945	39,654
European Union
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	82,922	32,225
Gross Revenue	11,789	4,599
Gross profit (loss)	8,268	3,459
Other
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	226,483	0
Gross Revenue	3,468	2,445
Gross profit (loss)	$ (1,398)	$ 406